Total Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of Common Stock Reserved

As of June 30, 2025 and December 31, 2024, common stock reserved for future issuance consisted of the following:

	June 30, 2025	December 31, 2024
Common stock warrants outstanding	1,403,320	910,299
Common stock options issued and outstanding	130,686	77,245
Restricted stock units vested and unreleased	—	2,039
Shares available for future issuance under the 2023 Equity Incentive Plan	8,099	7,409
Shares reserved under the 2023 Employee Stock Purchase Plan	32,815	32,815
	1,574,920	1,029,807

As of December 31, 2024 and 2023, common stock reserved for future issuance consisted of the following:

	December 31, 2024	December 31, 2023
Common stock warrants outstanding	910,299	111,772
Common stock options issued and outstanding	77,245	65,521
Restricted stock units vested and unreleased	2,039	339
Shares available for future issuance under the 2023 Equity Incentive Plan	7,409	30,040
Shares reserved under the 2023 Employee Stock Purchase Plan	32,815	32,815
	1,029,807	240,487

Schedule of Outstanding Warrants

As of June 30, 2025 and December 31, 2024, the Company has outstanding warrants to purchase 1,403,320 and 910,299 shares of Common Stock, respectively, consisting of the following:

	June 30, 2025	December 31, 2024	Exercise Price	Issuance date	Expiration date
Private Warrants to purchase Common Stock(1)	15,938	15,938	$1,380.00	September 12, 2023	September 12, 2028
Public Warrants to purchase Common Stock(2)	95,834	95,834	$1,380.00	September 12, 2023	September 12, 2028
Warrants to purchase Restricted Shares	3,334	3,334	$158.40	February 21, 2024	February 21, 2029
Warrants to purchase Restricted Shares	50,000	50,000	$22.80	July 28, 2024	July 28, 2027
Placement Agent Warrants to purchase Common Stock	6,333	6,333	$79.20	April 18, 2024	April 18, 2029
Placement Agent Warrants to purchase Common Stock	4,458	4,458	$45.00	June 3, 2024	June 3, 2029
Placement Agent Warrants to purchase Common Stock	8,542	8,542	$15.00	October 24, 2024	April 24, 2030
Placement Agent Warrants to purchase Common Stock	18,492	18,492	$25.35	November 15, 2024	May 15, 2030
Placement Agent Warrants to purchase Common Stock	20,834	—	$12.75	January 10, 2025	January 10, 2030
Placement Agent Warrants to purchase Common Stock	25,221	—	$9.75	March 31, 2025	March 31, 2030
Series A Warrants to purchase Common Stock(3)	87,643	87,643	$18.24	April 18, 2024	April 18, 2029
Series B Warrants to purchase Common Stock(4)	—	57,451	$18.24	April 18, 2024	April 18, 2025
Series B-1 Warrants to purchase Common Stock(5)	22,276	22,276	$18.24	June 3, 2024	June 3, 2029
Series B-1 Warrants to purchase Common Stock(5)	16,667	16,667	$18.24	July 19, 2024	July 19, 2029
Series B-1 Warrants to purchase Common Stock(5)	8,334	8,334	$18.24	July 22, 2024	July 22, 2029
Series B-1 Warrants to purchase Common Stock(5)	16,251	16,251	$18.24	November 13, 2024	November 13, 2029
Series C-1 Warrants to purchase Common Stock(6)	59,586	59,586	$18.24	June 3, 2024	June 3, 2029
Series C-1 Warrants to purchase Common Stock(6)	4,167	4,167	$18.24	August 8, 2024	August 8, 2029
Series C-1 Warrants to purchase Common Stock(6)	4,168	4,168	$18.24	August 16, 2024	August 16, 2029
Series D Warrants to purchase Common Stock(7)	89,153	89,153	$18.24	June 3, 2024	December 3, 2029
Series E Warrants to purchase Common Stock	170,836	170,836	$13.56	October 24, 2024	April 24, 2026
Series F Warrants to purchase Common Stock	170,836	170,836	$13.56	October 24, 2024	April 24, 2030
Series G Warrants to purchase Common Stock	504,417	—	$8.34	March 31, 2025	September 30, 2032
Series G Pre-Funded Warrants(8)	—	—	$0.012	March 31, 2025	—
	1,403,320	910,299

(1)	The Private Warrants (and shares of common stock issued or issuable upon exercise of the Private Warrants) in general, will not be transferable, assignable or salable until 30 days after the Closing (excluding permitted transferees) and they will not be redeemable under certain redemption scenarios by us so long as they are held by the Sponsor, Metric or their respective permitted transferees. Otherwise, the Private Warrants have terms and provisions that are identical to those of the Public Warrants, including as to exercise price, exercisability and exercise period. If the Private Warrants are held by holders other than the Company’s sponsor, Metric or their respective permitted transferees, the Private Warrants will be redeemable by the Company under all redemption scenarios and exercisable by the holders on the same basis as the Public Warrants.

(2)

The Public Warrants became exercisable 30 days after the closing of the FLAG Merger. Each whole share of the warrant is exercisable for one share of the Company’s common stock.

The Company may redeem the outstanding Public Warrants for $0.12 per warrant upon at least 30 days’ prior written notice of redemption given after the warrants become exercisable, if the reported last sale price of the common stock equals or exceeds $2,160.00 per share (as adjusted for stock dividends, sub-divisions, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after the warrants become exercisable and ending on the third trading day before the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders may, at any time after the redemption notice, exercise the public warrants on a cashless basis.

The Company accounts for the Public Warrants in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability.

The accounting treatment of derivative financial instruments in accordance with ASC 815, Derivatives and Hedging, requires that the Company record a derivative liability upon the closing of the FLAG Merger. Accordingly, the Company classifies each warrant as a liability at its fair value and the warrants were allocated a portion of the proceeds from the issuance of the Units equal to its fair value. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations. The Company will reassess the classification at each balance sheet date. If the classification changes as a result of events during the period, the warrants will be reclassified as of the date of the event that causes the reclassification.

On October 17, 2024, the Company received notice from the NYSE that the Company’s Public Warrants to purchase common stock are no longer suitable for listing pursuant to Section 1001 of the NYSE American Company Guide due to the low trading price of such public warrants, and that the NYSE Regulation has determined to commence proceedings to delist the public warrants. The Public Warrants may be traded on the OTC Pink Marketplace under the symbol CLDWW.

(3)	During the year ended December 31, 2024, Series A warrants to purchase 60,418 shares of common stock were exercised at $18.24 per share and the Company received gross proceeds of approximately $1.1 million.

(4)	Series B warrants to purchase 22,275 shares of common stock were exercised at a reduced exercise price of $24.00 in connection with the May Inducement Offer. Pursuant to the issuance of common stock per the Series B warrant exercises, the Company received gross proceeds of approximately $0.5 million. During the year ended December 31, 2024, Series B warrants to purchase 68,335 shares of common stock were exercised at $18.24 per share and the Company received gross proceeds of approximately $1.2 million.

(5)	During the year ended December 31, 2024, Series B-1 warrants to purchase 27,082 shares of common stock were exercised at $18.24 per share and the Company received gross proceeds of approximately $0.5 million.

(6)	In connection with the May Inducement Offer, Series C-1 warrants to purchase 4,167 shares of common stock were exercised at $24.00 per share and the Company received gross proceeds of approximately $0.1 million. During the year ended December 31, 2024, Series C-1 warrants to purchase 47,936 shares of common stock were exercised at $18.24 per share and the Company received gross proceeds of approximately $0.9 million.

(7)	The Series D Warrants were issued as additional consideration to the Holders as part of the May Inducement Offer. The fair value of the Series D Warrants totaling $1.7 million was recorded as a deemed dividend to the warrant holders, and accordingly was treated as a reduction from total loss attributable to common stockholders in the calculations of net loss per share in the unaudited condensed consolidated statements of operations.

(8)	During the six months ended June 30, 2025, Pre-funded Series G warrants to purchase 227,334 shares of common stock were exercised at $0.012 per share and the Company received gross proceeds of approximately $3,000.

As of December 31, 2024 and 2023, the Company has outstanding warrants to purchase 910,299 and 111,772 shares of Common Stock, respectively, consisting of the following:

	December 31, 2024	December 31, 2023 (1)
Private Warrants to purchase Common Stock	15,938	15,938
Public Warrants to purchase Common Stock	95,834	95,834
Warrants to purchase Restricted Shares	53,334	—
Placement Agent Warrants to purchase Common Stock	37,825	—
Series A Warrants to purchase Common Stock	87,643	—
Series B Warrants to purchase Common Stock	57,451	—
Series B-1 Warrants to purchase Common Stock	63,528	—
Series C-1 Warrants to purchase Common Stock	67,921	—
Series D Warrants to purchase Common Stock	89,153	—
Series E Warrants to purchase Common Stock	170,836	—
Series F Warrants to purchase Common Stock	170,836	—
	910,299	111,772

(1)	Retrospectively restated for reverse recapitalization.

Schedule of Warrant Activity

The following table summarizes the Company’s aggregate warrant activity for the six months ended June 30, 2025.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2025	910,299	$185.16	3.63
Issued	777,806
Exercised	—
Cancelled	—
Outstanding at March 31, 2025	1,688,105	$103.68	4.13
Issued	—
Exercised	(227,334)
Expired	(57,451)
Outstanding at June 30, 2025	1,403,320	$122.70	4.80

The following table summarizes the Company’s aggregate warrant activity for the six months ended June 30, 2024.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2024	111,772	$1,380.00	4.72
Issued	3,334
Exercised	—
Expired	—
Outstanding at March 31, 2024	115,106	$1,345.20	4.47
Issued	633,249
Exercised	(93,317)
Expired	—
Outstanding at June 30, 2024	655,038	$284.40	3.46

The following table summarizes the Company’s aggregate warrant activity for the year ended December 31, 2024.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2024	111,772	$1,380.00	4.72
Issued	1,176,804	—	—
Exercised	(350,222)	—	—
Expired	(28,055)	—	—
Outstanding at December 31, 2024	910,299	$185.16	3.63

The following table summarizes the Company’s aggregate warrant activity for the year ended December 31, 2023.

	Number of Warrants (1)	Weighted Average Exercise Price (1)	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2023	14,048	$288.00	7.87
Issued	111,772	—	—
Exercised	—	—	—
Converted into Common Stock	(14,048)	—	—
Outstanding at December 31, 2023	111,772	$1,380.00	4.72

(1)	Retrospectively restated for reverse recapitalization.